Recurring Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Assets Held-in-trust [Abstract]
Schedule of Recurring Fair Values Investments Quoted Price in Active Markets for identical Assets	The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—Money Market Fund	$277,873,665	$277,873,665	$—	$—

Liabilities:
Warrant Liabilities-Public Warrants	$8,556,000	$8,556,000	$—	$—
Warrant Liabilities-Private Warrants	4,760,160	—	—	4,760,160
Warrant Liabilities-GEM Warrants	4,000,159	—	—	4,000,159

	$17,316,319	$8,556,000	$—	$8,760,319

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—Money Market Fund	$277,845,876	$277,845,876	$—	$—

Liabilities:
Warrant Liabilities-Public Warrants	$23,460,000	$23,460,000	$—	$—
Warrant Liabilities-Private Warrants	13,160,000	—	—	13,160,000

	$36,620,000	$23,460,000	$—	$13,160,000

Summary of fair value measurements inputs
The key inputs into the Black Scholes Option Pricing Model for the Private Warrants were as follows at each of the following balance sheet dates:

Input	December 31, 2021	December 31, 2020
Risk-free interest rate	1.26%	0.47%
Expected term (years)	5.00	5.00
Expected volatility	10.30%	22.0%
Dividend yield	0.0%	0.0%
Exercise price	$11.50	$11.50
Asset Price	$10.01	$10.48
The key inputs into the Black Scholes Option Pricing Model for the GEM Warrants were as follows:

Input	December 12, 2021	December 31, 2021
Risk-free interest rate	0.95%	0.97%
Expected term (years)	3.00	3.00
Expected volatility	10.5%	10.5%
Dividend yield	0.0%	0.0%
Exercise price	$10.00	$10.00
Asset Price	$10.74	$10.48

Summary of Change in Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Warrants	Public Warrants	GEM Warrants	Total Warrant Liabilities
Fair value as of February 13, 2020	$10,452,800	$18,354,000	$—	$28,806,800
Change in valuation	2,707,200	5,106,000	—	7,813,200

Fair value as of December 31, 2020	13,160,000	23,460,000	—	36,620,000
Change in valuation	(8,399,840)	(14,904,000)	4,000,159	(19,303,681)

Fair value as of December 31, 2021	$4,760,160	$8,556,000	$4,000,159	$17,316,319

Summary of Reconciliation of Changes in Fair Value
The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the liabilities classified as Level 3:

Warrant
Fair value at December 31, 2019	$—
Initial value of public and private warrant liabilities at February 13, 2020	28,806,800
Change in fair value of private warrants	2,707,200
Public warrants transferred to level 1	(18,354,000)
Fair value at December 31, 2020	13,160,000
Initial value of GEM warrants at December 12, 2021	4,000,159
Change in fair value of private and GEM warrants	(8,399,840)

Fair Value at December 31, 2021	$8,760,319